REVENUE AND CUSTOMER CONCENTRATIONS	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
REVENUE AND CUSTOMER CONCENTRATIONS
REVENUE AND CUSTOMER CONCENTRATIONS
Our revenues are generated from time charter contracts for which we provide a vessel and crew on a rate per day basis in the spot market and the term market. The lease component consists of the vessel leased to our customers and the non-lease component consists of the technical management services provided to operate the vessel.
We, as lessor of our vessels, have elected the practical expedient under ASC 842 to not separate non-lease components from the associated lease component and instead to account for those components as a single component since both of the following criteria were met: (i) the timing and patterns of transfer of the non-lease component and associated lease are the same; and (ii) the lease component, if accounted for separately, would be classified as an operating lease. The single combined component is accounted for under ASC 842 if the lease component is the predominant component and, is accounted for under ASC 606 if the non-lease component is the predominant component. We elected this practical expedient to combine our lease and non-lease components for all classes of underlying assets and have accounted for the combined component under ASC 606 for revenue contracts qualifying for this practical expedient because we have concluded that the non-lease component is the predominant component in our current revenue contracts. Accordingly, all of revenues for the historical periods presented (both Predecessor and Successor) have been recognized over time based on the daily rate of hire that is prescribed in each contract.
The following table sets forth the breakout of revenue by vessel type:

	Successor	Predecessor
In thousands of U.S. dollars except per share and share data	April 9 - December 31, 2019	January 1 - April 8, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Charter revenues - PSVs	29,911	5,258	20,654	17,895
Charter revenues - AHTS vessels	3,729	—	—	—
Charter revenues - crew boats	2,915	—	—	—
Total charter revenue	36,555	5,258	20,654	17,895

As of December 31, 2019, we were party to long-term time charter contracts, which were greater than one year in duration, for four of our crew boats with commitments through early 2021. Expected term charter revenues for these contracts is $3.4 million in 2020 and $0.2 million in 2021. The aggregate carrying value of these vessels was $6.3 million as of December 31, 2019. As of December 31, 2018, the Company had entered into two long-term time charter contracts for two of its PSVs with commitments through 2020. Expected time charter revenues for these contracts was $3.7 million in 2020. The aggregate cost of these vessels was $82.7 million and the aggregate accumulated depreciation (including impairment charges) and carrying value as of December 31, 2018 was $47.9 million and $34.8 million, respectively. As of December 31, 2017, there were no long-term time charter contracts.
As of December 31, 2019, there were no unamortized deferred costs of obtaining or fulfilling a contract.
Customer Concentrations
Set forth below are figures summarizing our customer concentrations for the historical periods presented:

•	For the Successor period from April 9, 2019 to December 31, 2019, we had one customer which accounted for 13% of total revenues.

•	For the Predecessor period from January 1, 2019 to April 8, 2019, we had four customers which accounted for an aggregate of 63% of total revenues (20%, 18%, 13%, and 12%, respectively).

•	For the year ended December 31, 2018, (Predecessor), we had two customers which accounted for an aggregate of 25% of total revenues (13% and 12%, respectively).

•	For the year ended December 31, 2017 (Predecessor), we had three customers which accounted for an aggregate of 44% of total revenues (21%, 13%, and 10%, respectively).

•	As of December 31, 2019 (Successor), we had three customers which accounted for an aggregate of 44% of our outstanding accounts receivable (16%, 14%, and 14% respectively).

•	As of December 31, 2018 (Predecessor), we had three customers which accounted for an aggregate of 76% of our outstanding accounts receivable (32%, 30%, and 14%, respectively).